Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue
Dialysis services	€ 3,223,998	€ 3,120,267	€ 6,422,250	€ 6,077,648
Care Coordination	389,871	334,930	786,282	694,857
Health care services	3,613,869	3,455,197	7,208,532	6,772,505
Dialysis products	920,089	872,466	1,784,723	1,669,141
Non-dialysis products	23,387	17,369	51,886	35,943
Health care products	943,476	889,835	1,836,609	1,705,084
Total	4,557,345	4,345,032	9,045,141	8,477,589
Revenue from contracts with customers
Revenue
Dialysis services	3,223,998	3,120,267	6,422,250	6,077,648
Care Coordination	310,971	278,937	628,291	578,481
Health care services	3,534,969	3,399,204	7,050,541	6,656,129
Dialysis products	891,599	839,369	1,733,462	1,602,254
Non-dialysis products	23,387	17,369	51,886	35,943
Health care products	914,986	856,738	1,785,348	1,638,197
Total	4,449,955	4,255,942	8,835,889	8,294,326
Other revenue
Revenue
Care Coordination	78,900	55,993	157,991	116,376
Health care services	78,900	55,993	157,991	116,376
Dialysis products	28,490	33,097	51,261	66,887
Health care products	28,490	33,097	51,261	66,887
Total	€ 107,390	€ 89,090	€ 209,252	€ 183,263